Capital Structure	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Capital Structure
10. Capital Structure
The consolidated statements of stockholders’ equity has been retroactively adjusted for all periods presented to reflect the Business Combinations and reverse recapitalization exchange ratio (1.0 UpHealth Holdings shares converted to 10.28 GigCapital2 shares) as discussed in Note 3,
Business Combinations.

Common Stock
Our Second Amended and Restated Certificate of Incorporation, authorizes the issuance of 300,000,000 shares of common stock, par value of $0.0001. Immediately following the closing of the Business Combinations, and as of June 30, 2021, there were 117,604,610 shares of common stock issued and outstanding.
As discussed in Note 3,
Business Combinations
, we have retroactively adjusted the shares issued and outstanding prior to June 9, 2021 to give effect to the exchange ratio established in the business combinations agreement to determine the number of shares of common stock into which they were converted.
Preferred Stock
Our Second Amended and Restated Certificate of Incorporation authorizes the issuance of 1,000,000 shares of preferred stock, par value $0.0001 with such designation, rights and preferences as may be determined from time to time by our board of directors. At June 30, 2021, there were no shares of preferred stock outstanding.
Public Warrants
Warrants (the “Public Warrants”) issued in connection with GigCapital2’s initial public offering are exercisable for $11.50 per share, and the exercise price and number of Public Warrant shares issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation of GigCapital2 (now UpHealth, Inc.).
Each Public Warrant will become exercisable on the later of 30 days after the completion of the Business Combinations or 12 months from the closing of GigCapital2’s initial public offering and will expire five years after the completion of the Business Combinations or earlier upon redemption or liquidation. If UpHealth is unable to deliver registered shares of common stock to the holder upon exercise of the Public Warrants during the exercise period, there will be no net cash settlement of these Public Warrants and the Public Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Public Warrant agreement. Once the Public Warrants become exercisable, UpHealth may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of UpHealth’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before UpHealth sends the notice of redemption to the Public Warrant holders.
Under the terms of the Public Warrant agreement, UpHealth has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the initial business combination, for the registration of the shares of common stock issuable upon exercise of the Public Warrants included in private placement units.
As of June 30, 2021, there were 18,117,494 warrants outstanding, including 17,250,000 Public Warrants, 567,500 Private Placement Warrants and 299,994 PIPE Warrants (see
Private Placement
and
Pipe Subscription Agreements
below).
Founder Shares
During the period from March 6, 2019 (date of GigiCapital2’s inception) to March 12, 2019, GigCapital2’s sponsor and Northland Gig2 Investment LLC purchased 2,500,000 shares of GigCapital2 common stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or $0.01 per share. In April 2019, GigCapital2 effected a stock dividend of 0.493 shares of common stock for each outstanding share of common stock, resulting in the sponsor and Northland Gig2 Investment LLC holding an aggregate of 3,732,500 shares of its common stock. Subsequently, the sponsor and Northland Gig2 Investment LLC sold 68,041 shares and 31,959 shares, respectively, to EarlyBirdCapital, Inc. and the EarlyBird Group, collectively, for an aggregate purchase price of $670, or $0.0067 per share. In June 2019, GigCapital2 effected a stock dividend of 0.1541 shares of commo
n

stock for each outstanding share of common stock, resulting in the sponsor, Northland Gig2 Investment LLC, EarlyBirdCapital, Inc., and the EarlyBird Group holding an aggregate of 4,307,500 shares of its common stock as of June 30, 2021. The Founder Shares are identical to the common stock included in the Units sold in GigCapital2’s initial public offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.
Private Placement
The GigCapital2 (now Uphealth, Inc.) founders purchased in a private placement sale (the “Private Placement”), that occurred simultaneously with the completion of the closing of the GigCapital2 initial public offering an aggregate of 492,500 units (the “Private Placement Units”) at a price of $10.00 per unit. The founders also purchased from GigCapital2 an aggregate of 75,000 private placement units at a price of $10.00 per unit in a private placement that occurred simultaneously with the completion of the second closing of the GigCapital2 initial public offering with the exercise of the over-allotment option, for a total of 567,500 Private Placement Units. Among the Private Placement Units, 481,250 units were purchased by GigCapital2’s sponsor, 29,900 units were purchased by EarlyBirdCapital, Inc., a GigCapital2 underwriter, and 56,350 units were purchased by Northland Gig2 Investment LLC, a GigCapital2 underwriter. Each Private Placement Unit consists of one share of GigCapital2’s common stock, $0.0001 par value, one warrant, and one right to receive one-twentieth
(1/20) of a share of common stock upon the consummation of GigCapital2’s initial business combination. Warrants (the “Private Placement Warrants”) will be exercisable for $11.50 per share, and the exercise price of the Private Placement Warrants may be adjusted in certain circumstances as described in terms of the Private Placement Warrants agreement.
Northland Gig2 Investment LLC, purchased 100,000 private underwriter shares (the “Private Underwriter Shares”), at a purchase price of $10.00 per share in a private placement that occurred simultaneously with the completion of the initial closing of the GigCapital2 initial public offering. Northland Gig2 Investment LLC also purchased from GigCapital2 an aggregate of 20,000 Private Underwriter Shares at a price of $10.00 per share in a private placement that occurred simultaneously with the completion of the second closing of the GigCapital2 initial public offering with the exercise of the over-allotment option. The Private Underwriter Shares are identical to the shares of common stock included in the Private Placement Units.
GigCapital2’s founders and underwriters have agreed not to transfer, assign, or sell any of their Founder Shares, Private Placement Units, shares, or other securities underlying such Private Placement Units, or Private Underwriter Shares until the earlier of (i) twelve months after the completion of GigCapital2’s initial business combination, or earlier if, subsequent to the GigCapital2’s initial business combination, the last sale price of the GigCapital2’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after GigCapital2’s initial business combination, or (ii) the date on which GigCapital2 completes a liquidation, merger, stock exchange, or other similar transaction after GigCapital2’s initial business combination that results in all of gigCapital2’s stockholders having the right to exchange their shares of common stock for cash, securities, or other property.
Unlike the Public Warrants included in the units sold in GigCapital2’s initial public offering, if held by the original holder or its permitted transferees, the Private Placement Warrants included in the Private Placement Units are not redeemable by GigCapital2 and subject to certain limited exceptions, will be subject to transfer restrictions until one year following the consummation of GigCapital2’s initial business combination. If the Private Placement Warrants are held by holders other than the initial holders or their permitted transferees, the Private Placement Warrants will be redeemable by GigCapital2 and exercisable by holders on the same basis as the Public Warrants.
We accounted for the Private Placement Warrants as liabilities at fair value (see Note 9,
Fair Value of Financial Instruments
) on the condensed consolidated balance sheets, due to their redemption characteristics, with changes in fair value recognized as a component of other income (expense) in the condensed consolidated statements of

operations. At June 30, 2021, the fair value of the Private Placement Warrants was $0.5 million, which is included in warrant liabilities in the condensed consolidated balance sheet. During the three and six months ended June 30, 2021, we recorded a $(0.1) million loss due to the fair value changes in the Private Placement Warrants, which is included in gain (loss) in fair value of warrant liabilities in the condensed consolidated statement of operations.
PIPE Subscription Agreements
On January 20, 2021, GigCapital2 (now UpHealth, Inc.) entered into subscription agreements, each dated January 20, 2021 and amended June 8, 2021 (the “PIPE Subscription Agreements”), with certain institutional investors (collectively the “PIPE Investors”), pursuant to which GigCapital2 agreed to issue and sell to the PIPE Investors, in private placements to close immediately prior to the closing of the Business Combinations, an aggregate of 3,000,000 shares (the “PIPE Shares”) at $10.00 per share, plus warrants to purchase up to an additional 300,000 shares of common stock (one warrant for every 10 PIPE Shares purchased) at an exercise price of $11.50 per share (the “PIPE Warrants”), for an aggregate purchase price of $30.0 million (collectively the “PIPE Investment”). The PIPE Investment was consummated immediately prior to the closing of the Business Combinations. The total proceeds received from the PIPE Investment were $28.5 million, net of placement fee costs of $1.5 million.
We accounted for the PIPE Warrants as liabilities at fair value (see Note 9,
Fair Value of Financial Instruments
) in the condensed consolidated balance sheets, due to their redemption characteristics, with changes in fair value recognized in gain (loss) on fair value of warrant liabilities in the condensed consolidated statements of operations. At June 30, 2021, the fair value of the PIPE Warrants was $0.3 million, which is included in warrant liabilities in the condensed consolidated balance sheet. During the three and six months ended June 30, 2021, we recorded a $1.2 million gain due to the fair value changes in the PIPE Warrants, which is included in gain (loss) in fair value of warrant liabilities in the condensed consolidated statement of operations.
Forward Share Purchase Agreement
On June 3, 2021, we entered into a forward share purchase agreement (the “Purchase Agreement”) with Kepos Alpha Fund L.P. (“KAF”), a Cayman Islands limited partnership, pursuant to which KAF may elect to sell and transfer to us and we will purchase from KAF, on September 8, 2021 or, in KAF’s sole discretion, any one calendar month anniversary of that date (the “Closing Date”), up to 1,700,000 shares of our common stock that are held by KAF at the closing of the Business Combinations. In August 2021, we entered into an amendment to the Purchase Agreement, which deferred the Closing Date to no earlier than January 9, 2022, provided if (a) we issue any new equity securities, whether of existing or new classes, or (b) an event occurs having a material adverse effect on our management operations, KAF will have the right to designate a Closing Date following such issuance or occurrence on three business days’ notice to us. The per share price at which KAF has the right to sell the KAF Shares to us is (a) $10.30225 per KAF Share, plus (b) in the event that the Closing Date occurs after September 8, 2021, $0.0846 per KAF Share for each month (prorated for a partial month) following September 8, 2021.
Notwithstanding anything to the contrary in the Purchase Agreement, KAF is allowed at its election to sell any or all of the KAF Shares in the open market commencing after the closing of the Business Combinations, as long as the sales price is above $10.10 per Share. Nothing in the Purchase Agreement prohibits or restricts KAF with respect to the purchase or sale of our warrants. In exchange for our commitment to purchase the KAF Shares on the Closing Date, KAF agreed to continue to hold, and not offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities and including any Short Sales (as defined below) involving any of our securities) the KAF Shares prior to Closing Date. “Short Sales” include, without limitation, all “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Securities and Exchange Act of 1934 (the “Exchange Act”), whether or not against the box, and all types of direct and indirect stock pledges, forward sales contracts, options, puts, calls, short sales, swaps, “put equivalent positions” (as defined in Rule
16a-1(h)

under

the
Exchange Act) and similar

arrangements (including on a total return basis), and sales and other transactions through
non-U.S.
broker dealers or foreign regulated brokers. KAF is permitted to pledge the KAF Shares in connection with a bona fide margin agreement (and such a pledge is not considered to be a transfer, sale or assignment of the KAF Shares). Due to its mandatorily redeemable for cash feature, we have recorded the Purchase Agreement as a forward share purchase liability in our condensed consolidated balance sheet for up to the 1,700,000 shares, at $10.00 per share, of our common stock that KAF may elect to sell and transfer to us and we will repurchase from KAF, plus imputed interest, totaling $17.1 million.
Equity Plans
Thrasys’ 2019 Stock Incentive Plan
Contemporaneous with its merger with UpHealth Holdings on November 20, 2020, Thrasys entered into stock compensation agreements with employees pursuant to the Thrasys 2019 Stock Incentive Plan, a Restricted Stock Award (“RSA”) agreement, and a Restricted Stock Unit (“RSU”) award agreement, and awarded 536,184 RSA shares and 3,427,316 RSU shares to employees. On June 9, 2021, in connection with the Business Combinations, the RSAs and RSUs were settled with a combination of shares of UpHealth common stock and proceeds from the seller notes. Additionally, under the terms of the merger agreement, we will grant 4,660,226 RSUs to two officers of Thrasys under the 2021 Equity Incentive Plan (the “2021 Incentive Plan”), upon the filing of a Form
S-8
with the SEC, which occurred on August 12, 2021.
Cloudbreak 2015 Incentive Plan
On June 19, 2015, Cloudbreak created the 2015 Unit Incentive Plan (the “Cloudbreak Plan”), which had a maximum aggregate number of 2,200,000 common units. Cloudbreak measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. The cost is recognized over the period during which an employee is required to provide service in exchange for the award–the requisite service period.
Upon completion of the Business Combinations, UpHealth assumed 1,573,690 options, which were included in purchase consideration, and 134,690 unvested options, which are subject to continued vesting and will be recorded as stock-based compensation prospectively. Cloudbreak ceased granting awards under the Cloudbreak Plan.
2021 Equity Incentive Plan
On June 4, 2021, the GigCapital2 stockholders considered and approved the 2021 Incentive Plan and reserved 16,420,813 shares of UpHealth common stock for issuance thereunder. The 2021 Incentive Plan was previously approved, subject to stockholder approval, by the Board of Directors of GigCapital2 on February 7, 2021. The 2021 Incentive Plan became effective immediately upon the closing of the Business Combinations. The number of shares of common stock reserved for issuance under the 2021 Incentive Plan will automatically increase on January 1 of each year, beginning on January 1, 2022 and each anniversary thereof during the effectiveness of the 2021 Incentive Plan, by an amount equal to the lesser of (i) five percent (5%) of the total number of shares of Company Common Stock outstanding on such date, and (ii) such lesser number of shares as may be determined by the Company’s Board of Directors. During the three months ended June 30, 2021, there were no shares granted under the 2021 Incentive Plan.
In conjunction with the approval of the 2021 Incentive Plan, the Company’s Board of Directors also adopted a form of Restricted Stock Units Agreement (the “RSU Agreement”) and a form of Stock Option Agreement (the “Stock Option Agreement”) that the Company will generally use for grants under its 2021 Incentive Plan. The RSU Agreement provides that restricted stock units will vest over a fixed period and be paid as shares of common stock, and that the unvested restricted stock units will expire upon certain terminations of the grantees’ employment or other service relationship with the Company. The Stock Option Agreement provides that stock options will vest over a fixed period, and that the unvested options will expire upon certain terminations of the grantees’ employment or other service relationship with the Company.

10.	Capital Structure
Common Stock
Our Amended and Restated Certificate of Incorporation authorizes up to 15,000,000 shares of common stock, par value of $0.0001. Subject to the rights of holders of any future series of preferred stock, all of the voting power of the stockholders of the Company shall be vested in the holders of the common stock.
Upon formation, the founders of UpHealth were issued 4,868,433 shares of common stock as consideration for paying the Company’s formation costs.
There were 6,811,043 shares issued and outstanding at December 31, 2020.
Contemporaneous with its merger with UpHealth on November 20, 2020, Thrasys entered into stock compensation agreements with employees pursuant to the Thrasys 2019 Stock Incentive Plan, a Restricted Stock Award (“RSA”) agreement and a Restricted Stock Unit (“RSU) award agreement. On this date there were 638,684 RSA shares awarded to employees. In addition, there were 437,018 RSUs shares awarded to employees. Vesting for both types of agreements is based on continuing employment with UpHealth and the consummation of the closing of the merger with Gig2. The RSU’s will be cash settled for approximately $6.3 million upon vesting.
Because the vesting for the time- and performance-based awards are contingent upon the consummation of the merger, no stock compensation expense is recognized until resolution of the contingency.